Vanguard Balanced Index Fund Investment Objectives and Goals - Institutional Prospectus [Member] - Vanguard Balanced Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	With 60% of its assets, Vanguard Balanced Index Fund (the “Fund”) seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.